Property, Plant, and Equipment (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Commercial production fee capitalized	$ 18,652,394		$ 4,337,161
Construction of processing plant as assets under construction	15,692,451		3,611,890
Right-of-use assets	389,049	$ 389,049	24,164
Molo Mine 1	552,960		0
Molo Mine phase 2	547,812		0
Capitalized additions	14,350,273		4,325,642
Royalty obligation accretion	904,771
Poduction obligation accretion	94,634
Capitalized amortization	$ 35,040		$ 6,592